RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount of surveys services	$ 490
Compass Networks [Member]
Related Party Transaction [Line Items]
Cash consideration	$ 833
Percentage of acquisitions	11.00%
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	$ 1,856	$ 1,857	$ 1,668
Inventories [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	78	1,325	2,866
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	148	224	1,019
Purchase Of Property And Equpment [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	148	224	1,019
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,960	$ 1,849	$ 1,963